Major Customers and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shell Oil Company [Member] | Supply And Logistics Revenues [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	17.00%	14.00%